Warrants - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)	Nov. 24, 2015 CNY (¥)
Class of Warrant or Right [Line Items]
Fair value of warrants	¥ 3,742,271		¥ 16,357,737		$ 575,177	¥ 57,300,000
Fair value change on warrants liability	(12,615,466)	$ (1,938,962)	¥ (48,057,204)	¥ 7,129,161
Share Based Compensation Expense In Operating Expenses
Class of Warrant or Right [Line Items]
Fair value change on warrants liability	¥ (12,600,000)	$ (1,900,000)
Maximum
Class of Warrant or Right [Line Items]
Warrants issued to purchase of Group's ADS			4,778,846